PROVISION FOR INCOME TAXES - 10-K	6 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
PROVISION FOR INCOME TAXES	PROVISION FOR INCOME TAXES
Effective January 1, 2021, the Company elected “C” corporation status with the Internal Revenue Service.
For financial reporting purposes, income before income taxes includes the following components:

	2023	2022	2021
Income before provision for income taxes	157,317	207,045	81,426
The provision for income taxes on continuing operations for the years ended December 31, 2023, 2022, and 2021, respectively, is summarized as follows:

	2023	2022	2021
Current
Federal	$38,242	$37,044	$16,438
State	16,116	15,932	9,551
Total current provision	54,358	52,976	25,989

Deferred
Federal	(6,641)	3,345	8,700
State	(3,282)	228	(1,210)
Total deferred provision	(9,923)	3,573	7,490
Total income tax provision	$44,435	$56,549	$33,479
A reconciliation of the federal statutory rate to the effective tax rate for the years ended December 31, 2023, 2022 and 2021, respectively, is comprised as follows:

	2023	2022	2021
Income tax expense at statutory rate	21.0%	21.0%	21.0%
State income taxes – net of federal benefit	6.5	6.3	8.3
Non-deductible expenses	0.9	0.4	1.6
Change in valuation allowance	1.3	—	—
Recognition of prior year deferred tax liability	—	—	10.2
Non-deductible transaction costs	—	—	0.8
Change to deferred taxes	(1.6)	—	—
Other Adjustments	—	(0.4)	(0.9)
Total effective tax rate	28.1%	27.3%	41.0%
The Company’s deferred tax assets and liabilities as of December 31, 2023 and 2022 are summarized as follows:

	2023	2022
Deferred tax assets (liabilities)
Accrued expenses	$17,523	$13,740
Allowance for doubtful accounts	8,247	5,919
Deferred revenue	—	910
Insurance	15,428	11,131
Intangible assets	4,073	4,353
Deferred compensation	1,202	554
Lease liability	573,227	375,669
Total deferred tax assets	619,700	412,276
Valuation allowance	(2,107)	—
Total net deferred tax assets	617,593	412,276
Cash to accrual method change	(6,125)	(12,082)
Fixed assets	(36,838)	(31,622)
Prepaid expenses	(10,802)	(6,579)
Investment in partnership	(4,904)	(5,252)
Right of use asset	(555,766)	(364,055)
Other	(1,411)	(861)
Total deferred tax liabilities	(615,846)	(420,451)
Net deferred tax assets (liabilities)	$1,747	$(8,175)
As of December 31, 2023, the Company has recorded a valuation allowance of 2,107 against its captive insurance dual consolidated loss deferred tax asset. This valuation allowance has been established because it is more likely than not that the deferred tax asset will not be realized.
The Company is subject to U.S. federal income tax, as well as income tax in certain states in which it operates. The Company’s federal returns for tax years 2020 and forward are subject to examination, and state returns for tax years 2019 and forward are subject to examination. The Company is not, to its knowledge under examination by any federal or state income tax authority. The Company’s balance of net deferred tax assets and net deferred tax liabilities is included within other assets and other liabilities on the combined/consolidated balance sheets as of December 31, 2023 and 2022, respectively.
As of December 31, 2023 and 2022, the Company did not have any unrecognized tax benefits. The Company recognizes accrued interest and penalties related to unrecognized tax benefits in income tax expense. The Company does not anticipate the uncertain tax position to change materially within the next 12 months.
The Inflation Reduction Act 2022 (IRA), which incorporates a Corporate Alternative Minimum Tax (CAMT), was signed on August 16, 2022. The changes were effective for tax years beginning after December 31, 2022. The new tax requires companies to compute two separate calculations for federal income tax purposes and pay the greater of the new minimum tax or their regular tax liability. The IRA does not have a material impact for the Company.
INCOME TAXES
The Company recorded income tax expense of $22,441 and $21,871 during the six months ended June 30, 2024, and 2023, respectively, or 37.0% of earnings before income taxes for the six months ended June 30, 2024, compared to 27.1% for the six months ended June 30, 2023. The change in effective tax rate in the six months ended June 30, 2024, compared to the six months ended June 30, 2023, was primarily due to an increase in non-deductible expenses, including non-deductible compensation in 2024.
The Company is subject to U.S. federal income tax, as well as income tax in certain states in which it operates. The Company’s federal returns for tax years 2020 and forward are subject to examination, and state returns for tax years 2019 and forward are subject to examination. The Company’s balance of net deferred tax assets and net deferred tax liabilities are included within other assets and other liabilities on the condensed combined/consolidated balance sheets as of June 30, 2024 and 2023, respectively.
As of June 30, 2024 and 2023, the Company did not have any unrecognized tax benefits. The Company recognizes accrued interest and penalties related to unrecognized tax benefits in income tax expense. The Company does not anticipate the uncertain tax position to change materially within the next twelve months.